Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information
Entity Registrant Name	Hilltop Holdings Inc.
Entity Central Index Key	0001265131
Document Type	S-4/A
Pre-Effective Amendment Number	1
Document Period End Date	Mar. 31, 2014
Amendment Flag	true
Amendment Description	This Amendment No. 1 amends and restates the Annual Report and quarterly information contained in the original S-4 filed May 29, 2014.
Entity Filer Category	Large Accelerated Filer